Available-for-sale securities (Details)	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 30, 2014 WeCasting Inc. [Member] USD ($)	Nov. 30, 2014 WeCasting Inc. [Member] CNY	Dec. 31, 2014 WeCasting Inc. [Member] CNY	Dec. 31, 2013 WeCasting Inc. [Member] CNY
Investment [Line Items]
Available-for-sale securities							19,852,000
Equity interest held					10.00%	10.00%
Cash paid for debt investment	$ 3,200,000	19,852,000			$ 3,244,000	19,852,000
Years from date of investment, after which shares are redeemable in absence of IPO							6 years